SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Accounting Policies [Line Items]
Impairment losses recognized on property and equipment	$ 0	$ 0
Maximum deposits recognizing period	1 year
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 4,521	2,162	$ 1,793	$ 2,259
Increase (decrease) in advance customer deposits and ticket sales	$ 2,728	$ (97)